UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Beech Hill Advisors, Inc.
Address:  880 Third Avenue, New York, NY  10022

Form 13F File Number: 028-11882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor            New York, NY               10/15/08
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           94

Form 13F Information Table Value Total:  $   109,476
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100      302     5252 SH       SOLE                                       5252
AIR PRODUCTS & CHEMS INC       COM              009158106      241     3525 SH       SOLE                                       3525
APPLE INC COM                  COM              037833100      465     4089 SH       SOLE                                       4089
AXSYS TECHNOLOGIES INC COM     COM              054615109      265     4495 SH       SOLE                                       4495
BARRICK GOLD CORP              COM              067901108     3036    82641 SH       SOLE                    20000             62641
BRISTOL MYERS SQUIBB CO COM    COM              110122108     2720   130450 SH       SOLE                    10000            120450
CAMECO CORP COM ISIN#CA13321L1 COM              13321L108      411    18400 SH       SOLE                                      18400
CAMPBELL SOUP CO               COM              134429109     4069   105410 SH       SOLE                                     105410
CANADIAN NATURAL RES LTD       COM              136385101      342     5000 SH       SOLE                     5000
CANADIAN OIL SANDS TR NEW UNIT COM              13642L100      992    27245 SH       SOLE                                      27245
CAPITAL GOLD CORP COM SHS      COM              14018Y106       77   160000 SH       SOLE                                     160000
CATERPILLAR INC                COM              149123101     2751    46150 SH       SOLE                                      46150
CEDAR FAIR, L.P.DEP UNIT       COM              150185106      897    43325 SH       SOLE                                      43325
CELGENE CORP                   COM              151020104      263     4160 SH       SOLE                                       4160
CHESAPEAKE ENERGY CORP         COM              165167107     2948    82195 SH       SOLE                     5000             77195
CHEVRON CORP COM NEW           COM              166764100     2166    26259 SH       SOLE                                      26259
CIMAREX ENERGY CO COM          COM              171798101      448     9150 SH       SOLE                                       9150
CISCO SYSTEMS INC              COM              17275R102     1965    87093 SH       SOLE                                      87093
COEUR D ALENE MINES CORP IDAHO COM              192108108       90    58500 SH       SOLE                                      58500
CONOCOPHILLIPS COM             COM              20825C104      855    11670 SH       SOLE                                      11670
CORNING INC COM                COM              219350105     2485   158915 SH       SOLE                    33000            125915
COVENTRY HEALTH CARE INC COM   COM              222862104      231     7100 SH       SOLE                     7100
COVIDIEN LTD                   COM              G2552X108     2488    46320 SH       SOLE                     7500             38820
DEVON ENERGY CORP NEW COM      COM              25179M103      997    10929 SH       SOLE                                      10929
DIAMOND OFFSHORE DRILLING INC  COM              25271C102      224     2170 SH       SOLE                                       2170
DOLBY LABORATIES INC CL A      COM              25659T107      226     6435 SH       SOLE                                       6435
ECOSPHERE TECHNOLOGIES INC COM COM              27922X105       28    45000 SH       SOLE                                      45000
ENTERPRISE PRODS PARTNERS L P  COM              293792107     2415    93710 SH       SOLE                                      93710
ESAT INC COM CHARTER REVOKED 7 COM              296054109        0   200000 SH       SOLE                                     200000
EXXON MOBIL CORP COM           COM              30231G102     3155    40631 SH       SOLE                                      40631
FIRST SOLAR INC COM            COM              336433107      252     1332 SH       SOLE                                       1332
FLIR SYSTEMS INC               COM              302445101      267     6940 SH       SOLE                                       6940
FPL GROUP INC                  COM              302571104      257     5100 SH       SOLE                                       5100
FUELCELL ENERGY INC COM        COM              35952H106      263    43600 SH       SOLE                                      43600
GENERAL ELECTRIC CO COM        COM              369604103     2578   101105 SH       SOLE                                     101105
GENERAL MILLS INC COM          COM              370334104     2182    31756 SH       SOLE                                      31756
GOLDCORP INC NEW COM ISIN#CA38 COM              380956409     2021    63900 SH       SOLE                     9000             54900
GOOGLE INC CL A                COM              38259P508      435     1086 SH       SOLE                                       1086
HOLOGIC INC                    COM              436440101     2870   148450 SH       SOLE                    20000            128450
INTERNAP NETWORK SERVICES CORP COM              45885A300       57    16500 SH       SOLE                                      16500
INTERNATIONAL BUSINESS MACHS C COM              459200101      204     1744 SH       SOLE                                       1744
ISHARES DOW JONES U S CONSUMER COM              464287812      526     9155 SH       SOLE                                       9155
JOHNSON & JOHNSON COM          COM              478160104     4466    64465 SH       SOLE                                      64465
JOY GLOBAL INC COM             COM              481165108      451    10000 SH       SOLE                    10000
K SEA TRASN PARTNERS L P COM   COM              48268Y101      249    12365 SH       SOLE                                      12365
KINDER MORGAN ENERGY PARTNERS  COM              494550106     2788    53594 SH       SOLE                                      53594
KINROSS GOLD CORP COM NO PAR I COM              496902404     1964   122160 SH       SOLE                    20000            102160
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106     1207    37240 SH       SOLE                                      37240
MARKET VECTORS ETF TR GOLD MIN COM              57060U100      357    10555 SH       SOLE                                      10555
MCDERMOTT INT'L INC.           COM              580037109     2871   112360 SH       SOLE                    20000             92360
MICROSOFT CORP COM             COM              594918104     2399    89879 SH       SOLE                                      89879
MONSANTO CO NEW COM            COM              61166W101      280     2826 SH       SOLE                                       2826
NATIONAL OILWELL VARCO INC     COM              637071101     1241    24714 SH       SOLE                                      24714
NATURAL RESOURCES PARTNERS LP  COM              63900P103     1775    70070 SH       SOLE                                      70070
NEWMONT MINING CORP (HLDG CO)  COM              651639106     3360    86700 SH       SOLE                     8000             78700
NOKIA CORP SPONSORED ADR       COM              654902204     2294   123010 SH       SOLE                    10000            113010
OCEANEERING INTL INC           COM              675232102     1670    31320 SH       SOLE                     4000             27320
OIL SERVICE HOLDRS TR OIL SERV COM              678002106      663     4520 SH       SOLE                                       4520
ONEOK PARTNERS L P UNIT LTD PA COM              68268N103     1528    30120 SH       SOLE                                      30120
PENN WEST ENERGY TR TR UNIT IS COM              707885109      912    37830 SH       SOLE                                      37830
PEPSICO INC                    COM              713448108      384     5388 SH       SOLE                                       5388
POWERSHARES QQQ TR UNIT SER 1  COM              73935A104      387     9940 SH       SOLE                                       9940
PRECISION DRILLING TR          COM              740215108     1032    62305 SH       SOLE                                      62305
PRO NET LINK CORP CHARTER REVO COM              74266F100        0    21000 SH       SOLE                                      21000
PROCTER & GAMBLE CO            COM              742718109     3760    53949 SH       SOLE                                      53949
RED REEF LABORATORIES INTL INC COM              75686N201        0   180000 SH       SOLE                                     180000
RESEARCH IN MOTION LTD COM     COM              760975102      289     4235 SH       SOLE                                       4235
ROWAN COS INC                  COM              779382100      843    27595 SH       SOLE                                      27595
SATCON TECHNOLOGY CORP         COM              803893106      115    64500 SH       SOLE                                      64500
SCANA CORP NEW                 COM              80589M102      818    21000 SH       SOLE                                      21000
SCHERING PLOUGH CORP COM       COM              806605101      388    21000 SH       SOLE                    10000             11000
SCHLUMBERGER LTD COM           COM              806857108     1112    14244 SH       SOLE                                      14244
SECTOR SPDR TR SHS BEN INT IND COM              81369Y704      460    14925 SH       SOLE                                      14925
SELECT SECTOR SPDR FD HEALTH C COM              81369Y209      577    19210 SH       SOLE                                      19210
SHAW GROUP INC                 COM              820280105     1389    45205 SH       SOLE                    10000             35205
SILVER WHEATON CORP COM        COM              828336107       94    11500 SH       SOLE                                      11500
SMITH INTL INC DE COM          COM              832110100     1176    20050 SH       SOLE                                      20050
SPDR SER TR S&P METALS & MNG E COM              78464A755      383     8163 SH       SOLE                                       8163
TELECOM HOLDERS TR DEPOSITARY  COM              87927P200      274    10380 SH       SOLE                                      10380
TMM INC COM                    COM              87258Q108       10  1000000 SH       SOLE                                    1000000
TRANSOCEAN INC NEW             COM              G90073100      921     8387 SH       SOLE                     2500              5887
VALERO ENERGY CORPORATION      COM              91913Y100     2343    77325 SH       SOLE                    10000             67325
WATAIRE INTL INC COM           COM              941092108        0    15000 SH       SOLE                                      15000
WEATHERFORD INTL LTD           COM              G95089101     3299   131441 SH       SOLE                    10000            121441
WIRELESS FRONTIER INTERNET INC COM              97654A102        0    12000 SH       SOLE                                      12000
XANTREX TECHNOLOGY INC C/A EFF COM              98389A102     1452   103200 SH       SOLE                                     103200
XTO ENERGY INC COM             COM              98385X106     1773    38116 SH       SOLE                     5000             33116
ZOLTEK COMPANIES INC           COM              98975W104      288    16850 SH       SOLE                                      16850
AES TR III TR PFD CONV SECS    PFD              00808N202     1719    44825 SH       SOLE                                      44825
LEHMAN BROTHERS HLDGS INC SER  PFD              524908720        1    16250 SH       SOLE                                      16250
AVERY DENNISON CORP  PFD SHS M CP               053611307     1753    40725 SH       SOLE                                      40725
ENTERGY CORP NEW EQUITY UNIT   CP               29364G202     2045    39325 SH       SOLE                                      39325
FRANKLIN NEW YORK TAX-FREE INC MF               354130106      175 16102.0700SH      SOLE                                 16102.0700
BAIDU COM INC SPONS ADR REPSTG ADR              056752108      277     1117 SH       SOLE                                       1117